Prepayments and Other Current Assets - Summary of prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid rental and deposits	¥ 7,056	¥ 7,325
Prepayments to suppliers and other business related expenses	14,506	14,387
Costs to fulfill contracts with customers	758	5,612
Others	3,150	6,784
Total	¥ 25,470	¥ 34,108